                                     CNA
                             CAPITAL SELECT(SM)
                                   VARIABLE
                                   ANNUITY



--------------------------------------------------------------------------------

                                       SEMI-ANNUAL REPORT
                                       ISSUED BY THE
                                       VALLEY FORGE
                                       LIFE INSURANCE COMPANY,
                                       ONE OF THE CNA
                                       INSURANCE COMPANIES


                                       JUNE 30, 1998




[CNA LOGO]

June 30, 1998
--------------------------------------------------------------------------------

Dear Contractholder:
--------------------------------------------------------------------------------
     I'm happy to present the Semi-Annual Report for the CNA Capital Select(SM) Variable Annuity.

     Your variable annuity (VA) was designed for the way you live. It's intended to offer you lifetime income opportunities, while at the same time offering an opportunity for tax-deferred accumulation to help pay for long-term goals like college, retirement, vacations, home renovations and more. The CNA Capital Select Variable Annuity offers you choice within a broad array of investment options. In addition to five guaranteed-interest accounts, there are 18 stock-market-based accounts (referred to as subaccounts), managed by six fund managers:

     - Federated Advisors

     - Fidelity Management and Research Company

     - Fred Alger Management, Inc.

     - Massachusetts Financial Services Company (MFS)

     - Societe Generale Asset Management Corporation (SoGen)

     - Van Eck Associates Corporation

     The full list of fund managers and subaccounts is found in the Notes to Financial Statements, Note 1. Organization, included within this report.

     This VA is issued by Valley Forge Life Insurance Company (VFL), one of the CNA insurance companies. VFL is a wholly-owned subsidiary of Continental Assurance Company (CAC) and together form the CNA life companies, which rank among the top 25 life organizations in the country.

     One important aspect of your variable annuity is its use of a separate account. A separate account is a pool of assets that provides an additional measure of assurance that VFL's liabilities and obligations to you and other contractholders will be satisfied. This is for your protection. The assets of a separate account, equal to its reserves and other liabilities, are not chargeable with liabilities that arise from any other business that VFL conducts. In other words, the separate account is legally insulated from other creditors' claims, giving you even more protection.

     This report is created to share information about the financial results of the VA separate account. Please take some time to look through the following sections:

     Statement of Assets and Liabilities
     Statement of Operations
     Statement of Changes in Net Assets
     Notes to Financial Statements

     If you need more specific information about the CNA Capital Select Variable Annuity, please refer to your prospectus. Additional copies are available from your CNA representative. Thank you again for purchasing the CNA Capital Select Variable Annuity, one of the many quality products available through the CNA family of products.

Sincerely,

ALAN S. LURTY
Alan S. Lurty, FLMI
Senior Vice President and Chief Operating Officer, Annuities

     CNA Capital Select Variable Annuity contracts are issued by Valley Forge Life Insurance Company (VFL), one of the CNA insurance companies. VFL and its affiliate, Continental Assurance Company (CAC), together form the CNA life companies. Although guaranteed-interest options are available in connection with the CNA Capital Select Variable Annuity, financial reports regarding these fixed-interest funds are not included in this report. It's important to remember that any withdrawals prior to age 59 1/2 can result in government-imposed taxes and tax penalties.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                              FIDELITY
                                     FEDERATED    FEDERATED    FEDERATED       FIDELITY        VIP II      FIDELITY     FIDELITY
                                    PRIME MONEY    UTILITY    HIGH INCOME         VIP          ASSET        VIP II       VIP II
    JUNE 30, 1998 (UNAUDITED)         FUND II      FUND II    BOND FUND II   EQUITY-INCOME    MANAGER     INDEX 500    CONTRAFUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:
    Federated Insurance Series      $5,030,171    $625,861     $1,882,537
    Fidelity Variable Insurance
      Products Fund                                                           $2,086,836
    Fidelity Variable Insurance
      Products Fund II                                                                       $1,071,542   $6,018,692   $1,490,990
    The Alger American Fund
    MFS Variable Insurance Trust
    SoGen Variable Funds, Inc.
    Van Eck Worldwide Insurance
      Trust
                                    ----------    --------     ----------     ----------     ----------   ----------   ----------
        TOTAL INVESTMENTS            5,030,171     625,861      1,882,537      2,086,836      1,071,542    6,018,692    1,490,990
                                    ----------    --------     ----------     ----------     ----------   ----------   ----------
          TOTAL ASSETS               5,030,171     625,861      1,882,537      2,086,836      1,071,542    6,018,692    1,490,990
LIABILITIES                             -            -             -              -              -            -            -
---------------------------------------------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS  $$5,030,171   $625,861     $1,882,537     $2,086,836     $1,071,542   $6,018,692   $1,490,990
=================================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                              FIDELITY
                                     FEDERATED    FEDERATED    FEDERATED       FIDELITY        VIP II      FIDELITY     FIDELITY
                                    PRIME MONEY    UTILITY    HIGH INCOME         VIP          ASSET        VIP II       VIP II
        DECEMBER 31, 1997             FUND II      FUND II    BOND FUND II   EQUITY-INCOME    MANAGER     INDEX 500    CONTRAFUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:
    Federated Insurance Series      $  861,084    $ 50,683     $  190,479
    Variable Insurance Products
      Fund                                                                    $  495,969
    Variable Insurance Products
      Fund II                                                                                $  267,366   $  562,885   $  329,066
    The Alger American Fund
    MFS Variable Insurance Trust
    SoGen Variable Funds, Inc.
    Van Eck Worldwide Insurance
      Trust
                                    ----------    --------     ----------     ----------     ----------   ----------   ----------
        TOTAL INVESTMENTS              861,084      50,683        190,479        495,969        267,366      562,885      329,066
                                    ----------    --------     ----------     ----------     ----------   ----------   ----------
          TOTAL ASSETS                 861,084      50,683        190,479        495,969        267,366      562,885      329,066
LIABILITIES                             -            -             -              -              -            -            -
---------------------------------------------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS  $  861,084    $ 50,683     $  190,479     $  495,969     $  267,366   $  562,885   $  329,066
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                        ALGER                      ALGER                              MFS
                                       AMERICAN        ALGER      AMERICAN     MFS                   GROWTH
                                        SMALL         AMERICAN    MID-CAP    EMERGING     MFS         WITH
    JUNE 30, 1998 (UNAUDITED)       CAPITALIZATION     GROWTH      GROWTH     GROWTH    RESEARCH     INCOME
-------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:
    Federated Insurance Series
    Fidelity Variable Insurance
      Products Fund
    Fidelity Variable Insurance
      Products Fund II
    The Alger American Fund
    MFS Variable Insurance Trust     $1,230,454      $2,667,391   $478,455
    SoGen Variable Funds, Inc.                                               $938,370   $690,353   $1,210,296
    Van Eck Worldwide Insurance Trust
                                      ----------     ----------   -------    -------    --------   ----------
        TOTAL INVESTMENTS              1,230,454      2,667,391   478,455    938,370     690,353    1,210,296
                                      ----------     ----------   -------    -------    --------   ----------
          TOTAL ASSETS                 1,230,454      2,667,391   478,455    938,370     690,353    1,210,296
LIABILITIES                              -               -           -          -          -           -
-------------------------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS    $1,230,454     $2,667,391   $478,455   $938,370   $690,353   $1,210,296
=============================================================================================================

                                                                              VAN ECK       VAN ECK
                                          MFS         MFS         SOGEN      WORLDWIDE     WORLDWIDE
                                        LIMITED      TOTAL       OVERSEAS      HARD        EMERGING
        DECEMBER 31, 1997               MATURITY     RETURN      VARIABLE     ASSETS        MARKETS       TOTAL
------------------------------------------------------------------------------------------------------------------

ASSETS:
  Investments, at market value:
    Federated Insurance Series                                                                         $ 7,538,569
    Variable Insurance Products Fund                                                                     2,086,836
    Variable Insurance Products Fund II                                                                  8,581,224
    The Alger American Fund                                                                              4,376,300
    MFS Variable Insurance Trust        $632,532   $1,149,056                                            4,620,607
    SoGen Variable Funds, Inc.                                  $2,090,899                               2,090,899
    Van Eck Worldwide Insurance Trust                                         $91,892      $371,240        463,132
                                        --------   ----------   ----------    -------      --------    -----------
        TOTAL INVESTMENTS                632,532    1,149,056    2,090,899     91,892       371,240     29,757,567
                                        --------   ----------   ----------    -------      --------    -----------
          TOTAL ASSETS                   632,532    1,149,056    2,090,899     91,892       371,240     29,757,567
LIABILITIES                                -           -            -           -             -             -
------------------------------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS      $632,532   $1,149,056   $2,090,899    $91,892      $371,240    $29,757,567
==================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                        ALGER                      ALGER                              MFS
                                       AMERICAN        ALGER      AMERICAN     MFS                   GROWTH
                                        SMALL         AMERICAN    MID-CAP    EMERGING     MFS         WITH
    JUNE 30, 1998 (UNAUDITED)       CAPITALIZATION     GROWTH      GROWTH     GROWTH    RESEARCH     INCOME
-------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value:
    Federated Insurance Series
    Fidelity Variable Insurance
      Products Fund
    Fidelity Variable Insurance
      Products Fund II
    The Alger American Fund
    MFS Variable Insurance Trust      $  195,731     $  249,383   $42,427
    SoGen Variable Funds, Inc.                                               $141,648   $156,415   $  219,017
    Van Eck Worldwide Insurance Trust
                                      ----------     ----------   -------    -------    --------   ----------
        TOTAL INVESTMENTS                195,731        249,383    42,427    141,648     156,415      219,017
                                      ----------     ----------   -------    -------    --------   ----------
          TOTAL ASSETS                   195,731        249,383    42,427    141,648     156,415      219,017
LIABILITIES                              -               -           -          -          -           -
-------------------------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS    $  195,731     $  249,383   $42,427    $141,648   $156,415   $  219,017
=============================================================================================================

                                                                              VAN ECK       VAN ECK
                                          MFS         MFS         SOGEN      WORLDWIDE     WORLDWIDE
                                        LIMITED      TOTAL       OVERSEAS      HARD        EMERGING
        DECEMBER 31, 1997               MATURITY     RETURN      VARIABLE     ASSETS        MARKETS       TOTAL
------------------------------------------------------------------------------------------------------------------

ASSETS:
  Investments, at market value:
    Federated Insurance Series                                                                         $ 1,102,246
    Variable Insurance Products Fund                                                                       495,969
    Variable Insurance Products Fund II                                                                  1,159,317
    The Alger American Fund                                                                                487,541
    MFS Variable Insurance Trust        $ 81,706   $  259,844                                              858,630
    SoGen Variable Funds, Inc.                                  $  752,892                                 752,892
    Van Eck Worldwide Insurance Trust                                         $ 9,037      $ 16,890         25,927
                                        --------   ----------   ----------    -------      --------    -----------
        TOTAL INVESTMENTS                 81,706      259,844      752,892      9,037        16,890      4,882,522
                                        --------   ----------   ----------    -------      --------    -----------
          TOTAL ASSETS                    81,706      259,844      752,892      9,037        16,890      4,882,522
LIABILITIES                                -           -            -           -             -             -
------------------------------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS      $ 81,706   $  259,844   $  752,892    $ 9,037      $ 16,890    $ 4,882,522
==================================================================================================================


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            STATEMENT OF OPERATIONS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                FIDELITY
                                        FEDERATED    FEDERATED    FEDERATED       FIDELITY       VIP II     FIDELITY     FIDELITY
FOR THE SIX MONTHS ENDED JUNE 30, 1998 PRIME MONEY    UTILITY    HIGH INCOME         VIP          ASSET      VIP II       VIP II
(UNAUDITED)                              FUND II      FUND II    BOND FUND II   EQUITY-INCOME    MANAGER    INDEX 500   CONTRAFUND
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                      $125,033      $11,976      $14,363         $37,196       $34,952    $ 53,264     $ 26,355
                                        --------      -------      -------         -------       -------    --------     --------
                                         125,033       11,976       14,363          37,196        34,952      53,264       26,355
                                        --------      -------      -------         -------       -------    --------     --------
Expenses:
   Mortality and expense risk and
     administration charges               36,260        2,043       12,035           8,142         3,909      27,130        5,704
                                        --------      -------      -------         -------       -------    --------     --------
                                          36,260        2,043       12,035           8,142         3,909      27,130        5,704
                                        --------      -------      -------         -------       -------    --------     --------
      NET INVESTMENT INCOME (LOSS)        88,773        9,933        2,328          29,054        31,043      26,134       20,651
                                        --------      -------      -------         -------       -------    --------     --------
Investment gains (losses):
   Net realized gains (losses)             -            2,627        4,580          11,632        (4,069)     68,113       22,377
   Net unrealized gains (losses)           -           (2,394)      (4,820)         11,609         4,422     257,397       61,744
                                        --------      -------      -------         -------       -------    --------     --------
      NET REALIZED AND UNREALIZED
         INVESTMENT GAINS (LOSSES)         -              233         (240)         23,241           353     325,510       84,121
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                            $ 88,773      $10,166      $ 2,088         $52,295       $31,396    $351,644     $104,772
==================================================================================================================================
FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                       4-MAR-97     17-MAR-97     1-MAY-97       21-FEB-97     21-FEB-97   17-MAR-97   21-FEB-97
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                      $ 21,053      $    82      $ 1,192         $-            $ -        $  -         $  -
                                        --------      -------      -------         -------       -------    --------     --------
                                          21,053           82        1,192          -              -           -            -
                                        --------      -------      -------         -------       -------    --------     --------
Expenses:
   Mortality and expense risk and
     administration charges                5,938          150          647           1,842         1,397       1,805          917
                                        --------      -------      -------         -------       -------    --------     --------
                                           5,938          150          647           1,842         1,397       1,805          917
                                        --------      -------      -------         -------       -------    --------     --------
      NET INVESTMENT INCOME (LOSS)        15,115          (68)         545          (1,842)       (1,397)     (1,805)        (917)
                                        --------      -------      -------         -------       -------    --------     --------
Investment gains (losses):
   Net realized gains (losses)             -               85        1,461          18,226        11,160       9,302        3,732
   Net unrealized gains (losses)           -            4,190        3,915           6,272         1,593      19,813        4,074
                                        --------      -------      -------         -------       -------    --------     --------
      NET REALIZED AND UNREALIZED
         INVESTMENT GAINS (LOSSES)         -            4,275        5,376          24,498        12,753      29,115        7,806
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                            $ 15,115      $ 4,207      $ 5,921         $22,656       $11,356    $ 27,310     $  6,889
==================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                            ALGER                       ALGER                                MFS
                                           AMERICAN        ALGER      AMERICAN       MFS                   GROWTH
FOR THE SIX MONTHS ENDED JUNE 30, 1998      SMALL         AMERICAN     MID-CAP    EMERGING       MFS        WITH
(UNAUDITED)                             CAPITALIZATION     GROWTH      GROWTH      GROWTH     RESEARCH     INCOME
-------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                       $128,450       $341,214     $25,115     $ 5,508     $ 7,886     $ -
                                         --------       --------     -------     -------     -------     -------
                                          128,450        341,214      25,115       5,508       7,886       -
                                         --------       --------     -------     -------     -------     -------
Expenses:
   Mortality and expense risk and
     administration charges                 3,866          7,603       1,342       5,790       2,158       4,218
                                         --------       --------     -------     -------     -------     -------
                                            3,866          7,603       1,342       5,790       2,158       4,218
                                         --------       --------     -------     -------     -------     -------
      NET INVESTMENT INCOME (LOSS)        124,584        333,611      23,773        (282)      5,728      (4,218)
                                         --------       --------     -------     -------     -------     -------
Investment gains (losses):
   Net realized gains (losses)            (17,415)        (4,304)      3,127      31,988      30,380      54,508
   Net unrealized gains (losses)          (44,730)       (81,921)      4,050      33,694       3,031       8,778
                                          -------       --------     -------     -------     -------     -------
      NET REALIZED AND UNREALIZED
         INVESTMENT GAINS (LOSSES)        (62,145)       (86,225)      7,177      65,682      33,411      63,286
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                             $ 62,439       $247,386     $30,950     $65,400     $39,139     $59,068

=================================================================================================================


FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                        3-APR-97      17-JUN-97    21-FEB-97   21-FEB-97   21-FEB-97   13-MAR-97
-------------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                       $     51       $  -         $    89     $ -         $ -         $ 5,132
                                         --------       --------     -------     -------     -------     -------
                                               51          -              89       -           -           5,132
Expenses:                                --------       --------     -------     -------     -------     -------
   Mortality and expense risk and
     administration charges                   661            621         199         692         969         792
                                         --------       --------     -------     -------     -------     -------
                                              661            621         199         692         969         792
                                         --------       --------     -------     -------     -------     -------
      NET INVESTMENT INCOME (LOSS)           (610)          (621)       (110)       (692)       (969)      4,340
                                         --------       --------     -------     -------     -------     -------
Investment gains (losses):
   Net realized gains (losses)              5,548            732       1,490         122       3,145       2,986
   Net unrealized gains (losses)          (13,637)        (8,997)     (1,453)      3,958       5,519       5,310
                                         --------       --------     -------     -------     -------     -------
      NET REALIZED AND UNREALIZED
         INVESTMENT GAINS (LOSSES)         (8,089)        (8,265)         37       4,080       8,664       8,296
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                             $ (8,699)      $ (8,886)    $   (73)    $ 3,388     $ 7,695     $12,636
================================================================================================================


                                                                           VAN ECK        VAN ECK
                                          MFS         MFS       SOGEN     WORLDWIDE      WORLDWIDE
FOR THE SIX MONTHS ENDED JUNE 30, 1998  LIMITED      TOTAL     OVERSEAS     HARD         EMERGING
(UNAUDITED)                             MATURITY    RETURN     VARIABLE    ASSETS         MARKETS      TOTAL
-------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                      $  -       $ 27,446    $  -       $  5,831       $    783    $  845,372
                                        -------    --------    --------   --------       --------    ----------
                                           -         27,446       -          5,831            783       845,372
                                        -------    --------    --------   --------       --------    ----------
Expenses:
   Mortality and expense risk and
     administration charges               1,741       7,319       9,412        431            875       139,978
                                        -------    --------    --------   --------       --------    ----------
                                          1,741       7,319       9,412        431            875       139,978
                                        -------    --------    --------   --------       --------    ----------
      NET INVESTMENT INCOME (LOSS)       (1,741)     20,127      (9,412)     5,400            (92)      705,394
                                        -------    --------    --------   --------       --------    ----------
Investment gains (losses):
   Net realized gains (losses)            2,654      19,932      10,039     (2,996)       (21,838)      211,335
   Net unrealized gains (losses)          4,408     (16,074)     39,232    (13,522)       (40,712)      224,192
                                        -------    --------    --------   --------       --------    ----------
      NET REALIZED AND UNREALIZED
         INVESTMENT GAINS (LOSSES)        7,062       3,858      49,271    (16,518)       (62,550)      435,527
---------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                            $ 5,321    $ 23,985    $ 39,859   $(11,118)      $(62,642)   $1,140,921
===============================================================================================================



FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                      1-MAY-97   21-FEB-97   3-FEB-97   3-APR-97       11-APR-97
--------------------------------------------------------------------------------------------------------------
Investment income:
   Dividend income                     $ 3,140    $  -        $  -       $  -           $  -        $   30,739
                                       -------    --------    --------   --------       --------    ----------
                                         3,140       -           -          -              -            30,739
Expenses:                              -------    --------    --------   --------       --------    ----------
   Mortality and expense risk and
     administration charges                470       1,259       8,364         20             94        26,837
                                       -------    --------    --------   --------       --------    ----------
                                           470       1,259       8,364         20             94        26,837
                                       -------    --------    --------   --------       --------    ----------
      NET INVESTMENT INCOME (LOSS)       2,670      (1,259)     (8,364)       (20)           (94)        3,902
                                       -------    --------    --------   --------       --------    ----------
Investment gains (losses):
   Net realized gains (losses)           1,202       5,264       7,592         11           (404)       71,654
   Net unrealized gains (losses)        (1,986)     11,648     (34,846)      (189)        (4,665)          519
                                       -------    --------    --------   --------       --------    ----------
      NET REALIZED AND UNREALIZED
         INVESTMENT GAINS (LOSSES)        (784)     16,912     (27,254)      (178)        (5,069)       72,173
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                           $ 1,886    $ 15,653    $(35,618)  $   (198)      $ (5,163)   $  (76,075)
==============================================================================================================


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                                 FIDELITY
                                        FEDERATED    FEDERATED    FEDERATED       FIDELITY        VIP II      FIDELITY
FOR THE SIX MONTHS ENDED JUNE 30, 1998 PRIME MONEY    UTILITY    HIGH INCOME         VIP          ASSET        VIP II
(UNAUDITED)                              FUND II      FUND II    BOND FUND II   EQUITY-INCOME    MANAGER     INDEX 500
-----------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)         $   88,773    $  9,933     $    2,328     $   29,054     $   31,043   $  26,134
  Net realized gains (losses)              -            2,627          4,580         11,632         (4,069)     68,113
  Net unrealized gains (losses)            -           (2,394)        (4,820)        11,609          4,422     257,397
                                       -----------   ---------    ----------     ----------     ----------   ----------
    Change in net assets resulting
      from operations                      88,773      10,166          2,088         52,295         31,396     351,644
From capital transactions:
  Net premiums/deposits                14,049,857     415,012      1,084,821        899,296        558,789   4,033,987
  Withdrawals                             (20,784)     (1,314)        (6,629)        (5,095)        (1,197)    (28,152)
  Transfers among sub-accounts and
    with the Guaranteed Interest
    Option Separate Account -- net --
    Note 1                             (9,948,759)    151,314        611,778        644,371        215,188   1,098,328
                                       -----------   ---------    ----------     ----------     ----------   ----------
    Change in net assets resulting
      from capital transactions         4,080,314     565,012      1,689,970      1,538,572        772,780   5,104,163
Increase in net assets                  4,169,087     575,178      1,692,058      1,590,867        804,176   5,455,807
Net assets at beginning of period         861,084      50,683        190,479        495,969        267,366     562,885
                                       -----------   ---------    ----------     ----------     ----------   ----------
NET ASSETS AT END OF PERIOD            $5,030,171    $625,861     $1,882,537     $2,086,836     $1,071,542   $6,018,692
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                               $     1.00    $  14.06     $    11.06     $    25.17     $    17.25   $  129.26
=======================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD     5,030,171.0   44,513.6      170,211.3       82,909.7       62,118.4    46,562.7
=======================================================================================================================
FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                       4-MAR-97     17-MAR-97     1-MAY-97       21-FEB-97     21-FEB-97    17-MAR-97
-----------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)         $   15,115    $    (68)    $      545     $   (1,842)    $   (1,397)  $  (1,805)
  Net realized gains (losses)              -               85          1,461         18,226         11,160       9,302
  Net unrealized gains (losses)            -            4,190          3,915          6,272          1,593      19,813
                                       -----------   ---------    ----------     ----------     ----------   ----------
    Change in net assets resulting
      from operations                      15,115       4,207          5,921         22,656         11,356      27,310
From capital transactions:
  Net premiums/deposits                 3,534,379      22,534        116,421        427,889        186,728     444,865
  Withdrawals                              (6,610)      -               (507)          (701)           (12)       (704)
  Transfers among sub-accounts and
    with the Guaranteed Interest
    Option Separate Account -- net --
    Note 1                             (2,681,800)     23,942         68,644         46,125         69,294      91,414
                                       -----------   ---------    ----------     ----------     ----------   ----------
    Change in net assets resulting
      from capital transactions           845,969      46,476        184,558        473,313        256,010     535,575
Increase in net assets                    861,084      50,683        190,479        495,969        267,366     562,885
Net assets at beginning of period          -            -             -              -              -            -
                                       -----------   ---------    ----------     ----------     ----------   ----------
NET ASSETS AT END OF PERIOD            $  861,084    $ 50,683     $  190,479     $  495,969     $  267,366   $ 562,885
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                               $     1.00    $  14.29     $    10.95     $    24.28     $    18.01   $  114.39
=======================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD      861,083.8     3,546.7       17,395.3       20,427.1       14,845.4     4,920.8
=======================================================================================================================


                                         FIDELITY
FOR THE SIX MONTHS ENDED JUNE 30, 1998    VIP II
(UNAUDITED)                             CONTRAFUND
--------------------------------------
From operations:
  Net investment income (loss)          $   20,651
  Net realized gains (losses)               22,377
  Net unrealized gains (losses)             61,744
                                        ----------
    Change in net assets resulting
      from operations                      104,772
From capital transactions:
  Net premiums/deposits                    404,470
  Withdrawals                               (6,192)
  Transfers among sub-accounts and
    with the Guaranteed Interest
    Option Separate Account -- net --
    Note 1                                 658,874
                                        ----------
    Change in net assets resulting
      from capital transactions          1,057,152
Increase in net assets                   1,161,924
Net assets at beginning of period          329,066
                                        ----------
NET ASSETS AT END OF PERIOD             $1,490,990
--------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                $    21.95
======================================
UNITS OUTSTANDING AT END OF PERIOD        67,926.7
======================================
FOR THE PERIOD FROM INCEPTION TO
--------------------------------------
From operations:
  Net investment income (loss)          $     (917)
  Net realized gains (losses)                3,732
  Net unrealized gains (losses)              4,074
                                        ----------
    Change in net assets resulting
      from operations                        6,889
From capital transactions:
  Net premiums/deposits                    146,548
  Withdrawals                               -
  Transfers among sub-accounts and
    with the Guaranteed Interest
    Option Separate Account -- net --
    Note 1                                 175,629
                                        ----------
    Change in net assets resulting
      from capital transactions            322,177
Increase in net assets                     329,066
Net assets at beginning of period           -
                                        ----------
NET ASSETS AT END OF PERIOD             $  329,066
--------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                $    19.94
======================================
UNITS OUTSTANDING AT END OF PERIOD        16,502.8
======================================

--------------------------------------------------------------------------------
                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT


=======================================  ===========================================================================
                                            ALGER                        ALGER                                MFS
                                           AMERICAN          ALGER      AMERICAN       MFS                  GROWTH
FOR THE SIX MONTHS ENDED JUNE 30, 1998      SMALL          AMERICAN     MID-CAP     EMERGING    MRS          WITH
(UNAUDITED)                             CAPITALIZATION      GROWTH      GROWTH       GROWTH   RESEARCH      INCOME
From operations:                         $  124,584     $   333,611   $ 23,773    $   (282)   $  5,728    $  (4,218)
  Net investment income (loss)              (17,415)         (4,304)     3,127      31,988      30,380       54,508
  Net realized gains (losses)               (44,730)        (81,921)     4,050      33,694       3,031        8,778
  Net unrealized gains (losses)          ----------     -----------   ---------   ---------   ---------   ----------

    Change in net assets resulting           62,439         247,386     30,950      65,400      39,139       59,068
      from operations
From capital transactions:                  795,068       1,529,833    190,511     473,079     253,192      661,255
  Net premiums/deposits
  Withdrawals
  Transfers among sub-accounts and
    with the Guaranteed Interest             (3,100)         (8,227)    (2,228)    (23,386)     (6,322)     (18,453)
    Option Separate Account -- net --       180,316         649,016    216,795     281,629     247,929      289,409
    Note 1                               ----------     -----------   ---------   ---------   ---------   ----------

    Change in net assets resulting
      from capital transactions             972,284       2,170,622    405,078     731,322     494,799      932,211
Increase in net assets                    1,034,723       2,418,008    436,028     796,722     533,938      991,279
Net assets at beginning of period           195,731         249,383     42,427     141,648     156,415      219,017
                                         ----------     -----------   ---------   ---------   ---------   ----------
NET ASSETS AT END OF PERIOD              $1,230,454     $ 2,667,391   $478,455    $938,370    $690,353    $1,210,296
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                 $    43.14     $     45.66   $  26.70    $  19.45    $  18.35    $   19.09
=======================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD         28,522.3        58,418.6   17,919.7    48,245.2    37,621.4     63,399.5
=======================================================================================================================


FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                       3-APR-97        17-JUN-97  21-FEB-97    21-FEB-97   21-FEB-97
-----------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)         $     (610)    $      (621)  $   (110)   $   (692)   $   (969)
  Net realized gains (losses)               5,548             732      1,490         122       3,145
  Net unrealized gains (losses)           (13,637)         (8,997)    (1,453)      3,958       5,519
                                       ----------     -----------   ---------   ---------   ---------
    Change in net assets resulting
      from operations                      (8,699)         (8,886)       (73)      3,388       7,695
From capital transactions:
  Net premiums/deposits                   186,908         203,646     38,097      99,654     121,533
  Withdrawals                                 -               -          -           -           -
  Transfers among sub-accounts and
    with the Guaranteed Interest
    Option Separate Account -- net --
    Note 1                                 17,522          54,623      4,403      38,606      27,187
                                       ----------     -----------   ---------   ---------   ---------
    Change in net assets resulting
      from capital transactions           204,430         258,269     42,500     138,260     148,720
Increase in net assets                    195,731         249,383     42,427     141,648     156,415
Net assets at beginning of period         -                -           -           -           -
NET ASSETS AT END OF PERIOD            $  195,731     $   249,383   $ 42,427    $141,648    $156,415
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                               $    43.75     $     42.76   $  24.18    $  16.14    $  15.79
========================================================================================================
UNITS OUTSTANDING AT END OF PERIOD        4,473.8         5,832.2    1,754.7     8,776.2     9,906.0
========================================================================================================

                                                                                   VAN ECK     VAN ECK
                                              MFS          MFS         SOGEN      WORLDWIDE   WORLDWIDE
FOR THE SIX MONTHS ENDED JUNE 30, 1998      LIMITED        TOTAL       OVERSEAS     HARD       EMERGING
(UNAUDITED)                                 MATURITY      RETURN      VARIABLE     ASSETS      MARKETS       TOTAL
---------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)             $  (1,741)   $   20,127   $   (9,412)  $  5,400   $     (92)   $   705,394
  Net realized gains (losses)                  2,654        19,932       10,039     (2,996)    (21,838)       211,335
  Net unrealized gains (losses)                4,408       (16,074)      39,232    (13,522)    (40,712)       224,192
                                           ---------    ----------   ----------   --------   ---------    -----------
    Change in net assets resulting             5,321        23,985       39,859    (11,118)    (62,642)     1,140,921
      from operations
From capital transactions:                   393,835       518,001      961,995     52,262     278,069     27,553,332

  Net premiums/deposits
  Withdrawals
  Transfers among sub-accounts and
    with the Guaranteed Interest              (1,263)       (2,323)      (1,157)        (1)     (4,223)      (140,046)
    Option Separate Account -- net --        152,933       349,549      337,311     41,712     143,146     (3,679,161)
    Note 1                                 ----------   ----------   ----------   --------   ---------    -----------

    Change in net assets resulting
      from capital transactions              545,505       865,227    1,298,149     93,973     416,992     23,734,125
Increase in net assets                       550,826       889,212    1,338,007     82,855     354,350     24,875,046
Net assets at beginning of period             81,706       259,844      752,892      9,037      16,890      4,882,522
                                           ---------    ----------   ----------   --------   ---------    -----------
NET ASSETS AT END OF PERIOD                 $632,532    $1,149,056   $2,090,899   $ 91,892   $ 371,240    $29,757,568
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                    $  10.29    $    17.53   $    10.51   $  11.55   $    8.35
======================================================================================================
UNITS OUTSTANDING AT END OF PERIOD          61,470.6      65,548.0    198,943.8    7,956.0    44,459.9
======================================================================================================


FOR THE PERIOD FROM INCEPTION TO
DECEMBER 31, 1997                        13-MAR-97    1-MAY-97     21-FEB-97     3-FEB-97    3-APR-97   11-APR-97
-------------------------------------------------------------------------------------------------------------------------------
From operations:
  Net investment income (loss)          $   4,340    $  2,670    $   (1,259)  $   (8,364)  $    (20)$       (94)   $     3,902
  Net realized gains (losses)               2,986       1,202         5,264        7,592         11        (404)        71,654
  Net unrealized gains (losses)             5,310      (1,986)       11,648      (34,846)      (189)     (4,665)           519
                                        ----------   ---------   ----------   ----------   --------   ---------    -----------
    Change in net assets resulting
      from operations                      12,636       1,886        15,653      (35,618)      (198)     (5,163)        76,075
From capital transactions:
  Net premiums/deposits                   124,921      75,938       186,723      819,873      4,326      19,999      6,760,982
  Withdrawals                                 -          (960)         (786)        (959)     -             -          (11,239)
  Transfers among sub-accounts and
    with the Guaranteed Interest
    Option Separate Account -- net --
    Note 1                                 81,460       4,842        58,254      (30,404)     4,909       2,054     (1,943,296)
                                        ----------   ---------   ----------   ----------   --------   ---------    -----------
    Change in net assets resulting
      from capital transactions           206,381      79,820       244,191      788,510      9,235      22,053      4,806,447
Increase in net assets                    219,017      81,706       259,844      752,892      9,037      16,890      4,882,522
Net assets at beginning of period             -           -             -            -          -           -              -
NET ASSETS AT END OF PERIOD             $ 219,017    $ 81,706    $  259,844   $  752,892   $  9,037    $ 16,890    $ 4,882,522
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                $   16.44    $  10.01    $    16.63   $     9.77   $  15.72    $  11.00
===============================================================================================================
UNITS OUTSTANDING AT END OF PERIOD       13,322.2     8,162.4      15,625.0     77,061.7      574.9     1,535.5
===============================================================================================================

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                           JUNE 30, 1998 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NOTE 1. ORGANIZATION
--------------------------------------------------------------------------------

     Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operation on February 3, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 84% of the outstanding common stock of CNA.

     The Variable Account currently offers 18 sub-accounts each of which invests in shares of a corresponding fund (i.e., investment portfolios), wherein the contractholders bear all of the investment risk. Each fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by a registered investment advisor. The sub-accounts are as follows:

     FEDERATED INSURANCE SERIES:
      Federated Prime Money
        Fund II
      Federated Utility Fund II
      Federated High Income
        Bond Fund II

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
      Fidelity VIP Equity-
        Income Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
      Fidelity VIP II Asset
        Manager Portfolio
      Fidelity VIP II Index 500
        Portfolio
      Fidelity VIP II Contrafund
       Portfolio

     THE ALGER AMERICAN FUND:
      Alger American Small
        Capitalization Portfolio
      Alger American Growth
        Portfolio
      Alger American Mid-Cap
        Growth Portfolio

     MFS VARIABLE INSURANCE TRUST:
      MFS Emerging Growth
        Series
      MFS Research Series
      MFS Growth With Income
        Series
      MFS Limited Maturity
        Series
      MFS Total Return Series

     SOGEN VARIABLE FUNDS, INC.:
      SoGen Overseas Variable
        Fund

    VAN ECK WORLDWIDE INSURANCE TRUST:
      Van Eck Worldwide Hard
        Assets Fund
      Van Eck Worldwide
        Emerging Markets Fund

     The Guaranteed Interest Option Separate Account ("GIO Account") is also a separate account of VFL that supports the values and benefits under the Guaranteed Interest Option. Through the Guaranteed Interest Option, VFL offers specified effective annual rates of interest that are credited daily and available for specified periods of time. Contractholders choosing the Guaranteed Interest Option do not participate in the investment performance of the GIO Account and this performance does not determine the Guaranteed Interest Option value or benefits relating thereto. The assets of the GIO Account are held separately from other VFL assets and from the General Account of VFL. The GIO Account, however, unlike the Variable Account, is not registered as an investment company under the 1940 Act. As a result, separate financial statements are not prepared for the GIO Account and the accompanying financial statements do not reflect amounts invested in the GIO Account.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                           JUNE 30, 1998 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     VALUATION OF INVESTMENTS -- Investments in the Variable Account consist of shares of the funds and are stated at fair value based on quoted market prices.

     RECOGNITION OF INVESTMENT INCOME -- Investment income consists of dividends declared by the portfolio managers of the funds and are recognized on the date of record.

     INVESTMENT GAINS AND LOSSES -- Realized investment gains and losses in the Variable Account represent the difference between the proceeds from sales of shares by the Variable Account and the cost of such shares, which are determined using the average cost method.

     CONTRACTHOLDER VARIABLE ACCOUNT ACTIVITY -- Variable Account activity is reflected in individual contractholder accounts on a daily basis.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of VFL's Management, these statements include all adjustments, consisting of normal recurring accruals., which are necessary for the fair presentation of the financial position, results of operations and cash flows in the accompanying financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                           JUNE 30, 1998 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NOTE 3. INVESTMENTS
--------------------------------------------------------------------------------

     The investments in the funds of the subaccounts of the Variable Annuity Separate Account at June 30, 1998 (unaudited) and December 31, 1997 are as follows:
--------------------------------------------------------------------------------

                                                                                         MARKET
                                                               SHARES        COST        VALUE
-------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
  FEDERATED PRIME MONEY FUND II
     June 30, 1998                                            5,030,171   $5,030,171   $5,030,171
     December 31, 1997                                          861,084      861,084      861,084
  FEDERATED UTILITY FUND II
     June 30, 1998                                               44,514      623,933      625,861
     December 31, 1997                                            3,547       46,493       50,683
  FEDERATED HIGH INCOME BOND FUND II
     June 30, 1998                                              170,211    1,882,968    1,882,537
     December 31, 1997                                           17,395      186,564      190,479
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
  FIDELITY VIP EQUITY-INCOME PORTFOLIO
     June 30, 1998                                               82,910    2,068,955    2,086,836
     December 31, 1997                                           20,427      489,697      495,969
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
  FIDELITY VIP II ASSET MANAGER PORTFOLIO
     June 30, 1998                                               62,118    1,065,527    1,071,542
     December 31, 1997                                           14,845      265,773      267,366
  FIDELITY VIP II INDEX 500 PORTFOLIO
     June 30, 1998                                               46,563    5,741,218    6,018,692
     December 31, 1997                                            4,921      543,072      562,885
  FIDELITY CONTRAFUND PORTFOLIO
     June 30, 1998                                               67,927    1,411,178    1,490,990
     December 31, 1997                                           16,503      324,992      329,066
THE ALGER AMERICAN FUND:
  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
     June 30, 1998                                               28,522    1,288,606    1,230,454
     December 31, 1997                                            4,474      209,368      195,731
  ALGER AMERICAN GROWTH PORTFOLIO
     June 30, 1998                                               58,419    2,758,574    2,667,391
     December 31, 1997                                            5,832      258,380      249,383

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                           JUNE 30, 1998 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        NOTE 3. INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                         MARKET
                                                               SHARES        COST        VALUE
-------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
  ALGER AMERICAN MID-CAP GROWTH PORTFOLIO
     June 30, 1998                                               17,920      475,859      478,455
     December 31, 1997                                            1,755       43,880       42,427
MFS VARIABLE INSURANCE TRUST:
  MFS EMERGING GROWTH SERIES
     June 30, 1998                                               48,245      900,712      938,370
     December 31, 1997                                            8,776      137,690      141,648
  MFS RESEARCH SERIES
     June 30, 1998                                               37,621      682,520      690,353
     December 31, 1997                                            9,906      150,896      156,415
  MFS GROWTH WITH INCOME SERIES
     June 30, 1998                                               63,400    1,196,203    1,210,296
     December 31, 1997                                           13,322      213,707      219,017
  MFS LIMITED MATURITY SERIES
     June 30, 1998                                               61,471      631,159      632,532
     December 31, 1997                                            8,162       83,692       81,706
  MFS TOTAL RETURN SERIES
     June 30, 1998                                               65,548    1,154,033    1,149,056
     December 31, 1997                                           15,625      248,196      259,844
SOGEN VARIABLE FUNDS, INC.:
  SOGEN OVERSEAS VARIABLE FUND
     June 30, 1998                                              198,944    2,086,513    2,090,899
     December 31, 1997                                           77,062      787,738      752,892
VAN ECK WORLDWIDE INSURANCE TRUST:
  VAN ECK WORLDWIDE HARD ASSETS FUND
     June 30, 1998                                                7,956      105,602       91,892
     December 31, 1997                                              575        9,226        9,037
  VAN ECK EMERGING MARKETS FUND
     June 30, 1998                                               44,460      416,621      371,240
     December 31, 1997                                            1,536       21,555       16,890

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                           JUNE 30, 1998 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        NOTE 4. INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

     The aggregate cost of purchases and proceeds from sales of funds in the sub-accounts for the six-month period ended June 30, 1998 are as follows:
--------------------------------------------------------------------------------

                                                               PURCHASES       SALES
---------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
  Federated Prime Money Fund II                               $20,243,863   $16,337,573
  Federated Utility Fund II                                       691,411       128,443
  Federated High Income Bond Fund II                            2,005,056       327,119
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
  Fidelity VIP Equity-Income Portfolio                          1,886,949       356,520
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
  Fidelity VIP II Asset Manager Portfolio                         847,230        78,360
  Fidelity VIP II Index 500 Portfolio                           5,591,576       514,808
  Fidelity VIP II Contrafund Portfolio                          1,333,187       281,741
THE ALGER AMERICAN FUND:
  Alger American Small Capitalization Portfolio                 1,195,322       227,118
  Alger American Growth Portfolio                               2,596,744       433,460
  Alger American Mid-Cap Growth Portfolio                         497,553        93,816
MFS VARIABLE INSURANCE TRUST:
  MFS Emerging Growth Series                                      913,254       187,721
  MFS Research Series                                             677,126       218,970
  MFS Growth With Income Series                                 1,356,548       464,090
  MFS Limited Maturity Series                                     856,365       311,551
  MFS Total Return Series                                       1,020,315       196,892
SOGEN VARIABLE FUNDS, INC.:
  SoGen Overseas Variable Fund                                  1,525,239       236,503
VAN ECK WORLDWIDE INSURANCE TRUST:
  Van Eck Worldwide Hard Assets Fund                              103,407         9,865
  Van Eck Emerging Markets Fund                                   504,760        88,644

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                           JUNE 30, 1998 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                  NOTE 4. INVESTMENT TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------

     The aggregate cost of purchases and proceeds from sales of funds in the sub-accounts from the date of inception to December 31, 1997, were as follows:
--------------------------------------------------------------------------------

                                                              PURCHASES      SALES
-------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
  Federated Prime Money Fund II                               $3,550,031   $2,710,000
  Federated Utility Fund II                                      131,884       85,557
  Federated High Income Bond Fund II                             226,400       42,489
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
  Fidelity VIP Equity-Income Portfolio                           675,097      203,626
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II):
  Fidelity VIP II Asset Manager Portfolio                        429,770      175,157
  Fidelity VIP II Index 500 Portfolio                            646,677      112,906
  Fidelity VIP II Contrafund Portfolio                           366,624       45,364
THE ALGER AMERICAN FUND:
  Alger American Small Capitalization Portfolio                  327,651      123,882
  Alger American Growth Portfolio                                391,931      134,284
  Alger American Mid-Cap Growth Portfolio                         55,923       13,622
MFS VARIABLE INSURANCE TRUST:
  MFS Emerging Growth Series                                     319,665      182,097
  MFS Research Series                                            181,534       33,784
  MFS Growth With Income Series                                  231,099       25,510
  MFS Limited Maturity Series                                    135,099       55,749
  MFS Total Return Series                                        466,510      223,577
SOGEN VARIABLE FUNDS, INC.:
  SoGen Overseas Variable Fund                                   994,765      214,619
VAN ECK WORLDWIDE INSURANCE TRUST:
  Van Eck Worldwide Hard Assets Fund                              10,106          892
  Van Eck Emerging Markets Fund                                   26,885        4,925

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                           JUNE 30, 1998 -- UNAUDITED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                         NOTE 5. CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contract. The daily charge is approximately equal to an annual rate of 1.25% of the net assets of the Variable Account.

     An annual administration fee of $30 is deducted from contracts in both the Variable and GIO Accounts if the contract value is below $50,000 at the time of the deduction. This fee is to cover a portion of VFL's administrative expenses related to the contracts.

     VFL deducts a daily administration charge from the assets of the Variable Account to compensate it for a portion of the expenses it incurs in the administering the contracts. The daily charge is approximately equal to an annual rate of 0.15% of the net assets of the Variable Account.

     VFL permits 12 free transfers among and between the sub-accounts within the Variable Account (four of which can be applied to the GIO Account) per contract year. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.
--------------------------------------------------------------------------------

                      NOTE 6. DIVERSIFICATION REQUIREMENTS
--------------------------------------------------------------------------------

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for Federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the funds' prospectuses, that the mutual funds satisfy the requirement of the regulations.

--------------------------------------------------------------------------------

The principal underwriter of this
product is CNA Investor Services,
Inc., a registered broker-dealer and
member of the National Association
of Securities Dealers.  CNA Investor
Services, Inc., is an affiliate of CNA
Financial Corporation. CNA annu-
ities are issued by the Valley Forge
Life Insurance Company, one of the
CNA insurance companies.

CNA is a registered service mark of
CNA Financial Corporation.  The pol-
icy form numbers for this product
are: V100-1128-A Series, V100-
1129-A Series, P4-119913-A Series
and P4-119914-A Series.  The CNA
Capital Select Variable Annuity is not
available in all states.

MAILING ADDRESS:

CNA Insurance Companies
Variable Product Team
P.O. Box 305139
Nashville TN 37230-5139






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AG-132666-A  8/98 Printed in USA